STEINROE VARIABLE INVESTMENT TRUST

                       SUPPLEMENT DATED SEPTEMBER 19, 1997

                                       TO

                          PROSPECTUS DATED MAY 1, 1997


--------------------------------------------------------------------------------
      This supplement contains information about all of the Funds of the Trust.

      On August 14, 1997, the Board of Trustees approved changing the name of each Fund of the Trust. The changes will take effect November 15, 1997. The changes are as follows:


    Current Name                        New Name
    ------------                        --------
    Capital Appreciation Fund           Stein Roe Special Venture Fund, Variable
                                            Series
    Managed Growth Stock Fund           Stein Roe Growth Stock Fund, Variable
                                            Series
    Managed Assets Fund                 Stein Roe Balanced Fund, Variable Series
    Mortgage Securities Income Fund     Stein Roe Mortgage Securities Fund,
                                            Variable Series
    Cash Income Fund                    Stein Roe Money Market Fund, Variable
                                            Series

      These changes are being made to expand marketing opportunities for the Funds, including opportunities to market the Funds to Participating Insurance Companies which are not affiliated with Keyport Life Insurance Company. No changes are being made to the Funds' investment objectives or investment programs.

--------------------------------------------------------------------------------
                             Client Service Hotline
                             800-367-3653 (press 2)

                                 Distributed by:
                        Keyport Financial Services Corp.
                                 125 High Street
                           Boston, Massachusetts 02110
------------------------------------------------------------------------------